Shareholders equity - Share options (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating costs
Shareholders Equity
Equity-settled share based payments	€ 2,304	€ 3,256
General and administrative costs
Shareholders Equity
Equity-settled share based payments	2,010	2,552
Research and development costs
Shareholders Equity
Equity-settled share based payments	€ 294	€ 704